MORGAN LEWIS


May 4, 2016


VIA EDGAR


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:     The Advisors' Inner Circle Fund (File Nos. 033-42484 and 811-06400)
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter certifying that the forms of Prospectuses and Statements of Additional Information dated May 1, 2016 for the Trust's Hamlin High Dividend Equity Fund, Harvest Funds China All Assets, Harvest Funds Intermediate Bond and Sarofim Equity Fund that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust's Post-Effective Amendment No. 263, which was filed with the U.S. Securities and Exchange Commission via EDGAR (Accession Number 0001135428-16-001304) on April 29, 2016.

Please do not hesitate to contact the undersigned at 215.963.4660 should you have any questions.

Very  truly  yours,


/s/ Christine M. Nassauer
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Christine M. Nassauer



                               MORGAN, LEWIS & BOCKIUS LLP

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